Concentrations - Schedule of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Concentration Risk [Line Items]
Accounts receivable	$ 6,284,111		$ 1,874,569
Accounts receivable percentage	75.00%		50.00%
Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 2,850,541			[1]
Accounts receivable percentage	34.00%			[1]
Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 2,484,807		$ 566,209
Accounts receivable percentage	30.00%		15.00%
Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 948,763			[1]
Accounts receivable percentage	11.00%			[1]
Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]	$ 1,308,360
Accounts receivable percentage		[1]	35.00%

[1]	The percentage is below 10%